Share-based Payments - Charge for Share-based Payments Under IFRS 2 (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	£ 1,558	£ 1,636	£ 2,190
2019 Equity Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	922	635
2019 Non-Executive Director Equity Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	167	160
2015 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	3	63	806
Mereo BioPharma Group plc Share Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	376	685	1,064
Long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	90	£ 93	£ 320
Deferred bonus share plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	£ 0